EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.5%
	ALTERNATIVE - 6.1%
3,919	First Trust Managed Futures Strategy Fund	$201,789
8,773	iMGP DBi Managed Futures Strategy ETF	274,683
12	IQ Merger Arbitrage ETF(a)	379
		476,851
	COMMODITY - 9.2%
13	Invesco DB Agriculture Fund(a)	286
213	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4,156
554	iShares Gold Trust(a),(b)	19,318
10,771	iShares S&P GSCI Commodity Indexed Trust(a),(b)	269,705
2,244	ProShares UltraShort Bloomberg Crude Oil(a)	47,102
563	SPDR Gold Shares(a),(b)	96,352
4,332	United States Commodity Index Fund(a)	259,140
826	United States Natural Gas Fund, L.P.(a)	23,054
		719,113
	EQUITY - 9.0%
4,623	Core Alternative ETF	140,586
67	Direxion NASDAQ-100 Equal Weighted Index Shares	4,590
42	ETFMG Alternative Harvest ETF	303
477	First Trust Financial AlphaDEX Fund	20,821
326	Global X MSCI Argentina ETF	10,055
748	Invesco DWA Financial Momentum ETF	32,807
1,625	Invesco KBW High Dividend Yield Financial ETF	29,559
1,598	Invesco S&P 500 Downside Hedge ETF	54,923
302	Invesco S&P SmallCap Energy ETF	3,422
94	iShares Currency Hedged MSCI EAFE ETF	3,173
56	iShares Exponential Technologies ETF	2,914
31	iShares Latin America 40 ETF	881
202	iShares Mortgage Real Estate ETF	6,189
17	iShares MSCI Brazil ETF	599
10	iShares MSCI Frontier and Select EM ETF	299
978	iShares MSCI Global Multifactor ETF	33,874
395	iShares MSCI India ETF	16,365
63	iShares MSCI Japan ETF	3,629
4	iShares MSCI Mexico ETF	208

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.5% (Continued)
	EQUITY - 9.0% (Continued)
5,992	iShares S&P/TSX Capped Materials Index ETF	$92,466
740	iShares S&P/TSX Global Gold Index ETF	10,799
251	iShares S&P/TSX SmallCap Index ETF	3,901
419	iShares STOXX Europe 600 Basic Resources UCITS ETF	32,029
180	Materials Select Sector SPDR Fund	15,485
112	SPDR S&P 500 ETF Trust	46,248
1,102	SPDR S&P Metals & Mining ETF	59,100
29	SPDR S&P Oil & Gas Exploration & Production ETF	4,484
2	VanEck Africa Index ETF	38
463	VanEck Russia ETF	148
586	Vanguard FTSE Emerging Markets ETF	25,573
756	VictoryShares US EQ Income Enhanced Volatility Weighted ETF	54,296
		709,764
	FIXED INCOME - 13.2%
595	BlackRock Ultra Short-Term Bond ETF	29,833
3,642	Highland/iBoxx Senior Loan ETF	54,885
1,176	iShares 0-5 Year TIPS Bond ETF	122,398
241	iShares 7-10 Year Treasury Bond ETF	24,900
1,069	iShares Agency Bond ETF	118,595
10,365	iShares Barclays USD Asia High Yield Bond Index ETF	74,421
141	iShares iBoxx $ High Yield Corporate Bond ETF	11,210
1,933	iShares JP Morgan USD Emerging Markets Bond ETF	176,386
6,843	SPDR Bloomberg Euro High Yield Bond UCITS ETF	379,747
197	VanEck Vectors Emerging Markets High Yield Bond ETF	3,745
397	Vanguard Long-Term Treasury ETF	28,294
218	Vanguard Total International Bond ETF	10,998
		1,035,412
	MIXED ALLOCATION - 3.9%
3,618	First Trust Dorsey Wright Dynamic Focus 5 ETF	132,636
5,435	SPDR SSgA Multi-Asset Real Return ETF	170,550
		303,186
	SPECIALTY - 1.1%
1,042	Invesco DB US Dollar Index Bullish Fund(a)	28,353

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.5% (Continued)
	SPECIALTY - 1.1% (Continued)
2,245	WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	$61,109
		89,462

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,311,604)	3,333,788

	EXCHANGE-TRADED NOTES — 0.1%
	COMMODITY - 0.1%
158	iPath Series B Bloomberg Coffee Subindex Total Return ETN(a),(b)	10,006

	TOTAL EXCHANGE-TRADED NOTES (Cost $10,108)	10,006

	OPEN END FUNDS — 28.5%
	ALTERNATIVE - 2.5%
1,336	AQR Managed Futures Strategy Fund, Class I	12,301
17,555	Easterly Hedged Equity Fund, Class R6(c)	183,629
		195,930
	FIXED INCOME - 26.0%
195,378	Easterly Income Opportunities Fund, Class R6(c)	2,041,701

	TOTAL OPEN END FUNDS (Cost $2,382,424)	2,237,631

	TOTAL INVESTMENTS - 71.1% (Cost $5,704,136)	$5,581,425
	OTHER ASSETS IN EXCESS OF LIABILITIES- 28.9%	2,270,680
	NET ASSETS - 100.0%	$7,852,105

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund Ltd.

(c)	Affiliated investment.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Forward Currency Contracts
								Unrealized
Units to					Settlement	US Dollar		Appreciation/
Receive/Deliver		In Exchange For		Counterparty	Date	Value		(Depreciation)
To Buy:
20,324	AUD	$14,201	USD	Brown Brothers Harriman	6/22/2022	$14,588		$387
							Total Unrealized:	$387
To Sell:
(132,142)	CAD	$(102,829)	USD	Brown Brothers Harriman	6/22/2022	$(104,453)		$(1,624)
(12,173)	CHF	(12,359)	USD	Brown Brothers Harriman	6/22/2022	(12,703)		(344)
(456,188)	EUR	(478,880)	USD	Brown Brothers Harriman	6/22/2022	(490,175)		(11,295)
(3,038)	GBP	(3,757)	USD	Brown Brothers Harriman	6/22/2022	(3,829)		(72)
(2,656,041)	JPY	(20,757)	USD	Brown Brothers Harriman	6/22/2022	(20,652)		105
(176,908)	MXN	(8,781)	USD	Brown Brothers Harriman	6/22/2022	(8,951)		(170)
							Total Unrealized:	$(13,400)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - U.S. Dollar

TOTAL RETURN SWAP - 13.4%	Unrealized Gain
The Deutsche Bank Total Return Swap with a payment frequency of maturity, provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 80,351, with a receivable rate of 0.39%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by Easterly Funds, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, Easterly Funds, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016. The maturity date of the swap is December 9, 2022. (Notional Value $8,240,337)	$1,049,846
$1,049,846

TOTAL RETURN SWAP - (0.2)%	Unrealized Loss
The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) with a payment frequency of quarterly, is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by Easterly Funds, LLC. The GS i-Select Index is actively managed by Easterly Funds, LLC. The Index features 15 Portfolio Constituents that Easterly Funds, LLC determines the daily weighting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, Easterly Funds, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The swap became effective on February 1, 2022, and has a maturity date of February 3, 2023. The number of shares is 25,578. (Notional Value $2,648,081)	$(16,881)
$(16,881)

TOTAL RETURN SWAP - (0.0)%	Unrealized Loss
The Goldman Sachs Long Gamma US Series 10 Excess Return Strategy (“GS Long Gamma”) with a payment frequency of quarterly, attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The swap became effective on February 1, 2022, and has a maturity date of February 3, 2023. The number of shares is 739. (Notional Value $99,331)	$(2,727)
$(2,727)

TOTAL RETURN SWAP - 0.0%	Unrealized Gain
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy (“GS Calls vs Calls”) with a payment frequency of quarterly, is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The swap became effective on February 1, 2022, and has a maturity date of February 3, 2023. The number of shares is 965. (Notional Value $111,956)	$1,167
$1,167

TOTAL RETURN SWAP - 0.1%	Unrealized Gain
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy (“GS Systematic Skew”) with a payment frequency of quarterly, is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The swap became effective on February 1, 2022, and has a maturity date of February 3, 2023. The number of shares is 689. (Notional Value $108,094)	$3,684
$3,684

TOTAL RETURN SWAP - (0.0)%	Unrealized Loss
The Goldman Sachs Credit Volatility Carry Y Series Excess Return Strategy (“GS Credit Vol Carry”) with a payment frequency of quarterly, is designed to harvest the volatility risk premium in credit markets via the HYG ETF. The strategy sells 3x levered ATM calls and puts on the HYG ETF and also buys back 3x levered 5 and 10 delta puts. The delta is hedged intraday every 30 minutes. The swap became effective on March 24, 2022, and has a maturity date of March 23, 2023. The number of shares is 1,381. (Notional Value $171,000)	$(1,971)
$(1,971)

TOTAL RETURN SWAP - (0.0)%	Unrealized Loss
The Goldman Sachs Volatility Carry US Series 107 Excess Return Strategy (“GS Eq Intra-Weekly Vol Carry”) with a payment frequency of quarterly, is designed to benefit from the fact that on average, equity implied volatility tends to trade at a premium to subsequent realized volatility as investors demand a risk premium for selling optionality and being short volatility, especially on the short-dated low-delta options. The strategy sells ultra-short dated put options (~2 days maturity) low delta (5 delta) that are priced relatively rich due to excess demand for these options. Options are delta-hedged intraday in order to single out the volatility premium opportunity. The swap became effective on March 24, 2022, and has a maturity date of March 23, 2023. The number of shares is 1,264. (Notional Value $137,000)	$(3,277)
$(3,277)

TOTAL RETURN SWAP - (0.0)%	Unrealized Loss
The Goldman Sachs Volatility Carry US Series 97 Excess Return Strategy (“GS Eq Weekly Vol Carry”) with a payment frequency of quarterly, is designed to benefit from the fact that on average, equity implied volatility tends to trade at a premium to subsequent realized volatility as investors demand a risk premium for selling optionality and being short volatility, especially on the short-dated low-delta options. The strategy sells short dated put options (~1 week maturity) low delta (5 delta) that are priced relatively rich due to excess demand for these options. Options are delta-hedged intraday in order to single out the volatility premium opportunity. The swap became effective on March 24, 2022, and has a maturity date of March 23, 2023. The number of shares is 820. (Notional Value $104,000)	$(1,854)
$(1,854)

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2022

Easterly Deutche Bank Swap Top 50 Holdings

FUTURES CONTRACTS

Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at May 31, 2022	Value and Unrealized Appreciation / (Depreciation)	Percentage of Total Return Swap Unrealized Gain/(Loss)
4	10 year Italian Bond	9/8/2022	$576,569	$(16,018)	(1.53)%
2	E-Mini S&P 500	9/16/2022	314,593	19	0.00%
				$(15,999)

Number of Contracts	Open Short Future Contracts	Expiration	Notional Value at May 31, 2022	Value and Unrealized Appreciation / (Depreciation)	Percentage of Total Return Swap Unrealized Gain/(Loss)
(8)	EUR/USD	9/19/2022	1,101,189	$26,705	2.54%
(8)	AUD/USD	9/19/2022	571,959	24,571	2.34%
(4)	Euro-BOBL	9/8/2022	457,172	603	0.06%
(6)	3 year Australian Treasury Bond	9/15/2022	408,805	(2,917)	(0.28)%
(3)	Euro-BUND	9/8/2022	397,988	(8,568)	(0.82)%
(2)	Eurodollar	6/19/2023	394,679	895	0.09%
(1)	SOFR 3month Futures	6/20/2023	335,976	(720)	(0.07)%
(1)	3 Month SONIA Index Futures	6/20/2023	328,177	(1,066)	(0.10)%
2	E-Mini S&P 500	9/16/2022	314,593	19	0.00%
(1)	SOFR 3month Futures	6/18/2024	287,894	(2,043)	(0.19)%
(2)	Three Month Canadian Bankers Acceptance Future	3/13/2023	287,056	(1,050)	(0.10)%
(2)	2 year Euro-Schatz	9/8/2022	269,642	(1,195)	(0.11)%
(3)	JPY/USD	9/19/2022	263,220	5,306	0.51%
(1)	3 month Euro (EURIBOR)	12/18/2023	249,173	(1,112)	(0.11)%
(1)	3 Month SONIA Index Futures	9/19/2023	246,986	(1,128)	(0.11)%
				$38,300
	TOTAL FUTURES CONTRACTS			$22,301

PURCHASED CALL OPTIONS

Description	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration Date	Fair Value	Percentage of Total Return Swap Unrealized Gain
CNH/USD	Deutsche Bank	$435,204	$6.60	4/18/2022	$91	0.01%
USD/EUR	Deutsche Bank	435,204	1.18	4/28/2022	620	0.06%
ZAR/USD	Deutsche Bank	336,080	15.40	7/21/2022	1,168	0.11%
TOTAL PURCHASED PUT OPTIONS					1,879

FORWARD CURRENCY CONTRACTS +

							Unrealized	Percentage of
Units to					Settlement	US Dollar	Appreciation /	Total Return Swap
Receive/Deliver		In Exchange For		Counterparty	Date	Value	(Depreciation)	Unrealized Gain
To Buy:
318,939,665	KRO	$248,077	USD	Deutsche Bank	7/8/2022	$249,216	$1,139	0.11%
19,382,224	HKD	2,480,766	USD	Deutsche Bank	6/2/2023	2,478,722	(2,044)	(0.19)%
10,685,911	HKD	1,364,401	USD	Deutsche Bank	8/8/2022	1,364,401	—	0.00%
8,715,217	HKD	1,116,345	USD	Deutsche Bank	3/10/2023	1,116,268	(77)	(0.01)%
615,426,730	KRO	552,125	USD	Deutsche Bank	10/27/2022	628,138	76,013	7.24%
3,681,305	CNH	549,244	USD	Deutsche Bank	7/14/2022	548,593	(651)	(0.06)%
588,548,664	KRO	504,833	USD	Deutsche Bank	11/1/2022	554,401	49,568	4.72%
642,860,709	KRO	498,402	USD	Deutsche Bank	11/28/2022	499,400	998	0.10%
11,775,622	TWO	399,958	USD	Deutsche Bank	7/21/2022	403,376	3,418	0.33%
268,081	USD	385,129	AUD	Deutsche Bank	7/29/2022	385,112	(17)	(0.00)%
20,488,400	PHO	384,815	USD	Deutsche Bank	7/29/2022	397,461	12,646	1.20%
314,812	USD	305,202	EUR	Deutsche Bank	7/21/2022	309,640	4,438	0.42%
310,171	USD	299,638	EUR	Deutsche Bank	6/30/2022	309,562	9,924	0.95%
1,939,077	CNH	288,011	USD	Deutsche Bank	7/25/2022	286,409	(1,602)	(0.15)%
167,716	USD	267,335	NZD	Deutsche Bank	7/29/2022	266,775	(560)	(0.05)%
319,256,307	KRO	260,880	USD	Deutsche Bank	10/20/2022	275,032	14,152	1.35%
3,785,870,196	IDO	258,951	USD	Deutsche Bank	8/18/2022	263,529	4,578	0.44%
19,804,956	INO	255,514	USD	Deutsche Bank	7/11/2022	260,242	4,728	0.45%
To Sell:
(19,419,435)	HKD	(2,480,803)	USD	Deutsche Bank	9/2/2022	(2,480,803)	—	0.00%
(19,428,366)	HKD	(2,480,803)	USD	Deutsche Bank	8/31/2022	(2,480,803)	—	0.00%
(10,664,924)	HKD	(1,364,421)	USD	Deutsche Bank	11/7/2022	(1,364,199)	222	0.02%
(8,723,205)	HKD	(1,116,352)	USD	Deutsche Bank	12/12/2022	(1,116,352)	—	0.00%
(615,405,598)	KRO	(553,706)	USD	Deutsche Bank	7/27/2022	(474,171)	79,535	7.58%
(585,855,017)	KRO	(503,281)	USD	Deutsche Bank	8/1/2022	(451,440)	51,841	4.94%
(644,845,321)	KRO	(496,160)	USD	Deutsche Bank	8/29/2022	(497,213)	(1,053)	(0.10)%
(490,485)	USD	(462,049)	EUR	Deutsche Bank	7/29/2022	(462,020)	29	0.00%
(540,224,250)	KRO	(420,331)	USD	Deutsche Bank	7/29/2022	(416,205)	4,126	0.39%
(317,952,321)	KRO	(248,077)	USD	Deutsche Bank	6/30/2022	(247,068)	1,009	0.10%
(318,613,229)	KRO	(260,884)	USD	Deutsche Bank	1/20/2023	(247,250)	13,634	1.30%
(33,544,413)	JPY	(258,422)	USD	Deutsche Bank	7/6/2022	(246,853)	11,569	1.10%
	TOTAL FORWARD CURRENCY CONTRACTS						337,563

+	Foreign currency transactions are done by notional and not by contracts

Currency Abbreviations:

AUD - Australian Dollar

CNH - Chinese Yuan

EUR - Euro

GBP - British Pound

HKD - Hong Konh Dollar

JPY - Japanese Yen

KRO - Sweedish Krona

MXN - Mexican Peso

NZD - New Zealand Dollar

USD - U.S. Dollar

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2022

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS *

Number of Contracts	Open Long Future Contracts	Notional Value at May 31, 2022	Expiration Date
1	CBOT Corn Future	$31,239	12/14/2022
0	CBOT Corn Future	8,273	3/14/2023
0	CBOT Soybean Future	15,349	11/14/2022
0	CBOT Wheat Future	12,759	12/14/2022
0	CME Live Cattle Future	13,742	8/31/2022
0	LME Copper Future	19,217	7/18/2022
0	LME Copper Future	6,329	7/18/2022
0	LME Copper Future	23,488	8/15/2022
0	LME Copper Future	7,736	8/15/2022
0	LME Nickel Future	14,664	10/17/2022
0	LME Nickel Future	17,940	11/14/2022
0	LME Primary Aluminum Future	25,248	10/17/2022
0	LME Primary Aluminum Future	30,886	11/14/2022
1	NYBOT CSC C Coffee Future	65,517	12/19/2022
0	NYBOT CSC C Coffee Future	24,240	3/21/2023
1	NYBOT CSC Number 11 World Sugar Future	11,220	2/28/2023
1	NYBOT CSC Number 11 World Sugar Future	17,489	9/30/2022
1	NYBOT CSC Number 11 World Sugar Future	21,703	2/28/2023
0	NYBOT CTN Number 2 Cotton Future	14,751	12/7/2022
0	NYBOT CTN Number 2 Cotton Future	6,928	3/9/2023
0	NYMEX Henry Hub Natural Gas Future	11,152	9/28/2022
0	NYMEX Henry Hub Natural Gas Future	13,696	10/27/2022
0	NYMEX Light Sweet Crude Oil Future	6,484	7/20/2022
0	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Future	9,286	6/30/2022
0	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Future	10,855	7/29/2022

Number of Contracts	Open Short Future Contracts	Notional Value at May 31, 2022	Expiration Date
(0)	CBOT Corn Future	15,947	9/14/2022
(0)	CBOT Corn Future	13,561	7/14/2022
(0)	CBOT Soybean Future	6,822	7/14/2022
(0)	CBOT Soybean Future	7,477	11/14/2022
(0)	CME Live Cattle Future	8,522	10/31/2022
(0)	CME Live Cattle Future	10,886	12/30/2022
(0)	LME Copper Future	19,478	10/17/2022
(0)	LME Copper Future	23,807	11/14/2022
(0)	LME Copper Future	6,492	1/16/2023
(0)	LME Copper Future	7,933	2/13/2023
(0)	LME Nickel Future	14,665	7/18/2022
(0)	LME Nickel Future	17,939	8/15/2022
(0)	LME Primary Aluminum Future	24,279	7/18/2022
(0)	LME Primary Aluminum Future	29,763	8/15/2022
(0)	NYBOT CSC C Coffee Future	35,284	9/20/2022
(0)	NYBOT CSC C Coffee Future	10,439	7/19/2022
(0)	NYBOT CSC C Coffee Future	28,844	7/19/2022
(0)	NYBOT CSC C Coffee Future	12,770	9/20/2022
(1)	NYBOT CSC Number 11 World Sugar Future	19,589	9/30/2022
(1)	NYBOT CSC Number 11 World Sugar Future	15,888	6/30/2022
(0)	NYMEX Henry Hub Natural Gas Future	9,147	6/28/2022
(0)	NYMEX Henry Hub Natural Gas Future	11,171	7/27/2022
(0)	NYMEX Light Sweet Crude Oil Future	7,293	10/20/2022
(0)	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Future	11,804	10/31/2022
(0)	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Future	10,207	9/30/2022

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2022

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
1	S&P 500 Index	Goldman Sachs	$4,536	7/15/2022	$4,160	(32)
2	S&P 500 Index	Goldman Sachs	6,203	8/19/2022	4,160	(42)
2	S&P 500 Index	Goldman Sachs	10,309	9/16/2022	4,160	(65)
2	S&P 500 Index	Goldman Sachs	8,953	10/21/2022	4,160	(45)
2	S&P 500 Index	Goldman Sachs	8,571	11/18/2022	4,160	(37)
5	S&P 500 Index	Goldman Sachs	21,842	12/16/2022	4,150	(25)
2	S&P 500 Index	Goldman Sachs	7,539	2/17/2023	4,150	20
3	S&P 500 Index	Goldman Sachs	12,795	3/17/2023	4,150	46
1	S&P 500 Index	Goldman Sachs	6,141	4/21/2023	4,150	36
3	S&P 500 Index	Goldman Sachs	12,126	6/16/2023	4,150	104
						(40)

PURCHASED PUT OPTIONS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
1	S&P 500 Index	Goldman Sachs	$4,451	6/17/2022	$2,975	$—
1	S&P 500 Index	Goldman Sachs	4,641	6/17/2022	2,900	—
1	S&P 500 Index	Goldman Sachs	4,702	6/17/2022	2,850	—
1	S&P 500 Index	Goldman Sachs	4,681	6/17/2022	2,625	—
1	S&P 500 Index	Goldman Sachs	5,419	6/17/2022	2,550	—
2	S&P 500 Index	Goldman Sachs	6,595	6/17/2022	2,500	—
1	S&P 500 Index	Goldman Sachs	5,736	6/17/2022	2,050	—
2	S&P 500 Index	Goldman Sachs	7,738	7/15/2022	2,600	3
1	S&P 500 Index	Goldman Sachs	5,971	8/19/2022	2,650	10
1	S&P 500 Index	Goldman Sachs	5,743	8/19/2022	2,600	8
1	S&P 500 Index	Goldman Sachs	5,049	9/16/2022	3,400	56
2	S&P 500 Index	Goldman Sachs	6,399	9/16/2022	2,600	16
2	S&P 500 Index	Goldman Sachs	8,274	9/16/2022	2,550	19
2	S&P 500 Index	Goldman Sachs	7,450	9/16/2022	2,500	16
1	S&P 500 Index	Goldman Sachs	5,792	10/21/2022	2,500	20
1	S&P 500 Index	Goldman Sachs	5,583	11/18/2022	3,275	86
1	S&P 500 Index	Goldman Sachs	6,138	11/18/2022	2,750	41
1	S&P 500 Index	Goldman Sachs	4,444	11/18/2022	2,700	28
1	S&P 500 Index	Goldman Sachs	4,671	12/16/2022	3,600	141
1	S&P 500 Index	Goldman Sachs	4,992	12/16/2022	3,325	97
1	S&P 500 Index	Goldman Sachs	5,397	12/16/2022	3,275	97
2	S&P 500 Index	Goldman Sachs	6,426	12/16/2022	3,250	111
1	S&P 500 Index	Goldman Sachs	4,930	12/16/2022	3,200	79
1	S&P 500 Index	Goldman Sachs	4,712	12/16/2022	3,025	58
1	S&P 500 Index	Goldman Sachs	4,840	12/16/2022	2,700	36
1	S&P 500 Index	Goldman Sachs	4,977	12/16/2022	2,650	34
1	S&P 500 Index	Goldman Sachs	5,473	12/16/2022	2,450	30
1	S&P 500 Index	Goldman Sachs	5,274	2/17/2023	2,600	49
2	S&P 500 Index	Goldman Sachs	6,803	2/17/2023	2,500	55
1	S&P 500 Index	Goldman Sachs	4,428	3/17/2023	3,525	159
1	S&P 500 Index	Goldman Sachs	4,462	3/17/2023	3,250	110
1	S&P 500 Index	Goldman Sachs	4,756	3/17/2023	3,200	109
1	S&P 500 Index	Goldman Sachs	4,902	3/17/2023	3,100	98
2	S&P 500 Index	Goldman Sachs	9,687	3/17/2023	2,600	100
1	S&P 500 Index	Goldman Sachs	5,612	3/17/2023	2,500	51
1	S&P 500 Index	Goldman Sachs	4,735	4/21/2023	2,600	55
1	S&P 500 Index	Goldman Sachs	5,453	5/19/2023	2,200	42
2	S&P 500 Index	Goldman Sachs	6,321	6/16/2023	2,500	77
2	S&P 500 Index	Goldman Sachs	6,239	6/16/2023	2,400	67
2	S&P 500 Index	Goldman Sachs	6,566	6/16/2023	2,300	62
						2,020

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2022

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of Contracts	Open Call Options Purchased	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
0	S&P 500 Index	Goldman Sachs	$1,560	6/17/2022	$4,510	$—
0	S&P 500 Index	Goldman Sachs	1,588	6/17/2022	4,500	1
0	S&P 500 Index	Goldman Sachs	1,546	6/17/2022	4,490	1
1	S&P 500 Index	Goldman Sachs	2,363	6/17/2022	4,475	1
1	S&P 500 Index	Goldman Sachs	3,026	6/17/2022	4,470	2
0	S&P 500 Index	Goldman Sachs	1,914	6/17/2022	4,465	1
1	S&P 500 Index	Goldman Sachs	2,798	6/17/2022	4,425	3
0	S&P 500 Index	Goldman Sachs	2,066	6/17/2022	4,410	3
1	S&P 500 Index	Goldman Sachs	2,096	6/17/2022	4,405	3
1	S&P 500 Index	Goldman Sachs	3,269	6/17/2022	4,400	5
2	S&P 500 Index	Goldman Sachs	6,785	6/17/2022	4,305	33
1	S&P 500 Index	Goldman Sachs	2,946	6/17/2022	4,300	15
1	S&P 500 Index	Goldman Sachs	4,279	6/17/2022	4,285	26
0	S&P 500 Index	Goldman Sachs	1,810	6/17/2022	4,200	24
1	S&P 500 Index	Goldman Sachs	2,869	6/17/2022	4,195	39
1	S&P 500 Index	Goldman Sachs	2,713	6/17/2022	4,190	38
1	S&P 500 Index	Goldman Sachs	3,547	6/17/2022	4,185	52
1	S&P 500 Index	Goldman Sachs	5,965	6/17/2022	4,165	100
1	S&P 500 Index	Goldman Sachs	2,554	6/17/2022	4,160	45
1	S&P 500 Index	Goldman Sachs	2,461	6/17/2022	4,145	48
1	S&P 500 Index	Goldman Sachs	4,080	6/17/2022	4,135	84
1	S&P 500 Index	Goldman Sachs	5,312	6/17/2022	4,095	139
1	S&P 500 Index	Goldman Sachs	3,211	6/17/2022	4,065	99
1	S&P 500 Index	Goldman Sachs	5,076	6/17/2022	4,035	182
1	S&P 500 Index	Goldman Sachs	5,260	6/17/2022	4,015	207
1	S&P 500 Index	Goldman Sachs	4,599	6/17/2022	4,010	185
1	S&P 500 Index	Goldman Sachs	4,432	6/17/2022	4,005	182
1	S&P 500 Index	Goldman Sachs	4,471	6/17/2022	3,985	200
1	S&P 500 Index	Goldman Sachs	5,968	6/17/2022	3,980	273
1	S&P 500 Index	Goldman Sachs	5,310	6/17/2022	3,950	274
1	S&P 500 Index	Goldman Sachs	4,864	6/17/2022	3,945	255
1	S&P 500 Index	Goldman Sachs	5,040	6/17/2022	3,940	270
1	S&P 500 Index	Goldman Sachs	5,778	6/17/2022	3,930	321
4	S&P 500 Index	Goldman Sachs	15,365	6/17/2022	3,910	915
1	S&P 500 Index	Goldman Sachs	2,087	7/15/2022	4,475	8
1	S&P 500 Index	Goldman Sachs	2,761	7/15/2022	4,410	17
1	S&P 500 Index	Goldman Sachs	2,159	7/15/2022	4,320	26
1	S&P 500 Index	Goldman Sachs	2,234	7/15/2022	4,200	53
1	S&P 500 Index	Goldman Sachs	2,615	7/15/2022	4,170	71
0	S&P 500 Index	Goldman Sachs	1,950	7/15/2022	4,070	81
1	S&P 500 Index	Goldman Sachs	2,707	7/15/2022	4,025	132
1	S&P 500 Index	Goldman Sachs	2,310	7/15/2022	3,995	124
1	S&P 500 Index	Goldman Sachs	2,194	7/15/2022	3,990	120
1	S&P 500 Index	Goldman Sachs	3,687	7/15/2022	3,960	221
1	S&P 500 Index	Goldman Sachs	4,256	7/15/2022	3,915	291
0	S&P 500 Index	Goldman Sachs	1,885	8/19/2022	3,970	130
1	S&P 500 Index	Goldman Sachs	2,665	8/19/2022	3,930	203
						5,503

WRITTEN CALL OPTIONS

Number of Contracts	Open Call Options Written	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
(38)	Cisco Systems, Inc.	Goldman Sachs	$1,726	6/17/2022	$50	$(1)
(10)	PepsiCo, Inc.	Goldman Sachs	1,652	6/17/2022	170	(18)
(10)	Zoetis, Inc.	Goldman Sachs	1,661	6/17/2022	165	(79)
						(98)

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2022

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
(48)	S&P 500 Index	Goldman Sachs	$199,149	6/17/2022	$4,160	$1,410
(49)	S&P 500 Index	Goldman Sachs	200,894	7/15/2022	4,160	1,417
(27)	S&P 500 Index	Goldman Sachs	113,261	8/19/2022	4,160	760
(7)	S&P 500 Index	Goldman Sachs	29,225	9/16/2022	4,160	183
						3,770

PURCHASED CALL OPTIONS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
6	S&P 500 Index	Goldman Sachs	$26,446	6/17/2022	$4,290	$155
9	S&P 500 Index	Goldman Sachs	35,531	6/17/2022	4,285	218
5	S&P 500 Index	Goldman Sachs	20,964	6/17/2022	4,260	164
6	S&P 500 Index	Goldman Sachs	24,420	6/17/2022	4,250	210
7	S&P 500 Index	Goldman Sachs	28,078	6/17/2022	4,240	264
24	S&P 500 Index	Goldman Sachs	101,137	6/17/2022	4,100	2,581
13	S&P 500 Index	Goldman Sachs	52,754	6/17/2022	4,035	1,902
5	S&P 500 Index	Goldman Sachs	22,132	7/15/2022	4,310	285
7	S&P 500 Index	Goldman Sachs	28,483	7/15/2022	4,140	892
8	S&P 500 Index	Goldman Sachs	31,192	7/15/2022	4,130	1,024
8	S&P 500 Index	Goldman Sachs	33,061	7/15/2022	4,070	1,374
7	S&P 500 Index	Goldman Sachs	28,815	7/15/2022	4,060	1,242
9	S&P 500 Index	Goldman Sachs	35,449	7/15/2022	4,040	1,642
6	S&P 500 Index	Goldman Sachs	23,075	8/19/2022	4,075	1,208
						13,161

PURCHASED PUT OPTIONS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
10	S&P 500 Index	Goldman Sachs	$41,560	6/17/2022	$3,275	$11
7	S&P 500 Index	Goldman Sachs	28,669	6/17/2022	2,650	1
6	S&P 500 Index	Goldman Sachs	23,588	6/17/2022	2,550	1
6	S&P 500 Index	Goldman Sachs	23,607	6/17/2022	2,400	1
5	S&P 500 Index	Goldman Sachs	21,351	6/17/2022	2,350	—
5	S&P 500 Index	Goldman Sachs	21,305	6/17/2022	2,325	—
5	S&P 500 Index	Goldman Sachs	21,159	6/17/2022	2,225	—
9	S&P 500 Index	Goldman Sachs	38,081	6/17/2022	2,200	5
7	S&P 500 Index	Goldman Sachs	29,425	6/17/2022	2,150	1
11	S&P 500 Index	Goldman Sachs	47,000	7/15/2022	2,750	30
9	S&P 500 Index	Goldman Sachs	36,488	7/15/2022	2,550	14
7	S&P 500 Index	Goldman Sachs	28,376	7/15/2022	2,450	9
13	S&P 500 Index	Goldman Sachs	52,199	7/15/2022	2,400	20
24	S&P 500 Index	Goldman Sachs	99,160	7/15/2022	2,300	32
17	S&P 500 Index	Goldman Sachs	70,623	7/15/2022	2,200	20
14	S&P 500 Index	Goldman Sachs	58,638	7/15/2022	2,100	15
16	S&P 500 Index	Goldman Sachs	64,278	8/19/2022	2,300	55
13	S&P 500 Index	Goldman Sachs	53,877	8/19/2022	2,200	38
17	S&P 500 Index	Goldman Sachs	68,699	8/19/2022	2,100	41
11	S&P 500 Index	Goldman Sachs	46,879	8/19/2022	2,000	23
11	S&P 500 Index	Goldman Sachs	47,033	9/16/2022	2,100	54
11	S&P 500 Index	Goldman Sachs	45,749	9/16/2022	2,000	45
						416

WRITTEN PUT OPTIONS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
(7)	S&P 500 Index	Goldman Sachs	$27,622	6/17/2022	$3,995	$(283)
(5)	S&P 500 Index	Goldman Sachs	22,391	6/17/2022	3,965	(193)
(12)	S&P 500 Index	Goldman Sachs	50,386	6/17/2022	3,890	(276)
(5)	S&P 500 Index	Goldman Sachs	21,559	6/17/2022	3,565	(17)
(11)	S&P 500 Index	Goldman Sachs	47,000	7/15/2022	3,740	(416)
(7)	S&P 500 Index	Goldman Sachs	29,240	7/15/2022	3,570	(139)
(10)	S&P 500 Index	Goldman Sachs	42,383	7/15/2022	3,440	(133)
(8)	S&P 500 Index	Goldman Sachs	31,385	8/19/2022	3,610	(392)
(5)	S&P 500 Index	Goldman Sachs	22,656	8/19/2022	3,330	(147)
(6)	S&P 500 Index	Goldman Sachs	23,796	9/16/2022	3,250	(199)
						(2,195)

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2022

Goldman Sachs Credit Volatility Carry Y Series Excess Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
(48)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	$54,394	6/1/2022	$80	$(551)

PURCHASED PUT OPTIONS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
57	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	$4,497	6/17/2022	$74.50	$5
61	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	4,887	6/17/2022	73.50	4
62	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	4,925	6/17/2022	66	1
68	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	5,422	7/15/2022	67	5
81	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	6,459	7/15/2022	71	11
181	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	14,352	7/15/2022	68	15
183	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	14,559	7/15/2022	70	21
224	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	17,771	7/15/2022	66	15
280	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	22,259	6/17/2022	73	15
289	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	22,997	7/15/2022	65	17
295	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	23,425	7/15/2022	69	29
417	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	33,135	6/17/2022	69	11
492	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	39,139	6/17/2022	70	15
550	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	43,740	6/17/2022	67	11
615	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	48,883	6/17/2022	72	27
622	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	49,467	6/17/2022	68	14
757	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	60,212	6/17/2022	71	28
						244

WRITTEN CALL OPTIONS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
(101)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	$8,051	6/17/2022	$83	$(1)
(239)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	19,034	6/17/2022	82	(7)
(435)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	34,546	6/17/2022	81	(39)
(714)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	56,776	6/17/2022	80	(223)
(320)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	25,412	6/17/2022	79	(253)
(54)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	4,269	6/17/2022	79	(60)
(471)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	37,419	6/17/2022	78	(702)
(121)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	9,625	6/17/2022	78	(229)
(727)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	57,825	6/17/2022	77	(1,689)
(52)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	4,173	6/17/2022	76	(170)
(61)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	4,834	7/15/2022	81	(17)
(255)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	20,270	7/15/2022	80	(152)
(152)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	12,091	7/15/2022	79	(163)
(384)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	30,523	7/15/2022	78	(648)
(306)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	24,310	7/15/2022	77	(737)
						(5,090)

WRITTEN PUT OPTIONS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
(933)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	$74,152	6/17/2022	$75	$(89)
(868)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	68,990	6/17/2022	76	(122)
(816)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	64,849	6/17/2022	78	(325)
(710)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	56,472	6/17/2022	77	(163)
(630)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	50,101	6/17/2022	79	(440)
(420)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	33,417	7/15/2022	76	(211)
(361)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	28,688	7/15/2022	75	(131)
(285)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	22,685	6/17/2022	80	(347)
(231)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	18,380	7/15/2022	77	(161)
(228)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	18,115	7/15/2022	74	(61)
(219)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	17,426	7/15/2022	78	(213)
(176)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	14,004	7/15/2022	79	(238)
(146)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	11,628	6/17/2022	81	(292)
(116)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	9,245	6/17/2022	76.50	(21)
(94)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	7,507	6/17/2022	78.50	(50)
(62)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	4,918	6/17/2022	74	(4)
(54)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	4,269	6/17/2022	77.50	(16)
						(2,884)

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2022

Goldman Sachs Volatility Carry US Series 107 Excess Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
(1)	S&P 500 Index	Goldman Sachs	$5,851	6/17/2022	$4,160	$40
(1)	S&P 500 Index	Goldman Sachs	4,858	6/17/2022	$4,160	34
						74

WRITTEN PUT OPTIONS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
(24)	S&P 500 Index	Goldman Sachs	$99,545	6/1/2022	$4,020	$(89)
(49)	S&P 500 Index	Goldman Sachs	204,267	6/1/2022	3,960	(122)
(24)	S&P 500 Index	Goldman Sachs	99,545	6/3/2022	3,950	(325)
						(536)

Goldman Sachs Volatility Carry US Series 97 Excess Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
(1)	S&P 500 Index	Goldman Sachs	$4,942	6/3/2022	$4,130	$(2)

WRITTEN PUT OPTIONS

Number of Contracts	Open Put Options	Counterparty	Notional Value at May 31, 2022	Expiration Date	Exercise Price	Fair Value
(28)	S&P 500 Index	Goldman Sachs	$114,107	6/3/2022	$3,930	$(45)
(38)	S&P 500 Index	Goldman Sachs	156,205	6/3/2022	3,890	(34)
(8)	S&P 500 Index	Goldman Sachs	31,895	6/3/2022	3,780	(3)
(8)	S&P 500 Index	Goldman Sachs	32,187	6/3/2022	3,610	(1)
						(83)

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	Australia - 2.1%
2,233,676	NEXTDC Ltd.(a)	$17,579,096

	Bermuda - 1.8%
3,335,447	Hongkong Land Holdings Ltd.	15,476,474

	Canada - 1.6%
298,642	Canadian Apartment Properties REIT	11,686,453
129,374	Dream Industrial Real Estate Investment Trust	1,453,342
47,032	Summit Industrial Income REIT	715,361
		13,855,156
	Cayman Islands - 4.1%
1,617,274	CK Asset Holdings Ltd.	10,544,973
2,616,894	ESR Cayman Ltd.(a)	7,740,517
487,957	GDS Holdings Ltd. - ADR(a)	13,657,916
568,505	Wharf Real Estate Investment Company Ltd.	2,743,384
		34,686,790
	France - 0.6%
229,632	Klepierre S.A.	5,240,714

	Germany - 8.9%
864,650	Deutsche Wohnen S.E.	23,878,842
1,379,456	Instone Real Estate Group A.G.	18,961,793
793,406	TAG Immobilien A.G.	14,373,963
489,472	Vonovia S.E.	18,666,017
		75,880,615
	Guernsey - 0.6%
3,376,570	Sirius Real Estate Ltd.	4,925,669

	Hong Kong - 5.4%
5,130,009	Link REIT	46,387,343

	Italy - 0.8%
489,660	COIMA RES SpA	5,187,242

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Italy - 0.8% (Continued)
175,554	Infrastrutture Wireless Italiane SpA	$1,956,072
		7,143,314
	Japan - 10.3%
48,825	Japan Hotel REIT Investment Corporation	25,268,293
3,478,949	Mitsubishi Estate Company Ltd.	51,732,930
2,380	Mitsui Fudosan Logistics Park, Inc.	10,267,759
		87,268,982
	Singapore - 2.6%
7,838,387	Keppel DC REIT	11,768,862
7,913,370	Mapletree Commercial Trust	10,263,071
		22,031,933
	Spain - 4.9%
931,734	Cellnex Telecom S.A.	42,038,864

	United Kingdom - 6.1%
15,982,849	Assura PLC	14,460,717
5,065,725	Empiric Student Property PLC	6,000,134
3,250,002	Grainger PLC	12,667,935
411,379	Great Portland Estates PLC	3,400,537
93,406	Segro PLC	1,304,666
954,848	UNITE Group PLC (The)	13,914,988
		51,748,977
	United States - 49.8%
969,085	Acadia Realty Trust	19,052,211
139,338	Alexandria Real Estate Equities, Inc.	23,123,141
421,224	American Homes 4 Rent, Class A	15,568,439
1,241,573	Americold Realty Trust, Inc.	34,379,155
30,292	Camden Property Trust	4,346,599
1,680,610	CatchMark Timber Trust, Inc., Class A	19,814,392
418,266	CBRE Group, Inc., Class A(a)	34,649,156
463,810	CoreCivic, Inc.(a)	5,969,235
196,804	Corporate Office Properties Trust	5,439,663
193,485	CubeSmart	8,615,887
4,053,369	DigitalBridge Group, Inc.(a)	24,401,281

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	United States - 49.8% (Continued)
368,532	Easterly Government Properties, Inc.	$7,234,283
1,069,204	Ellington Financial, Inc.	16,561,970
27,469	Equinix, Inc.	18,873,675
24,323	Extra Space Storage, Inc.	4,334,359
167,400	Gaming and Leisure Properties, Inc.	7,837,668
870,412	GEO Group, Inc. (The)(a)	6,188,629
494,057	Independence Realty Trust, Inc.	11,615,280
213,704	Kilroy Realty Corporation	12,971,833
7,965	National Storage Affiliates Trust	417,764
173,910	Prologis, Inc.	22,170,047
971,291	Retail Opportunity Investments Corporation	17,551,228
37,955	Rexford Industrial Realty, Inc.	2,424,186
4,308	SBA Communications Corporation	1,450,116
195,039	Sun Communities, Inc.	32,011,751
602,677	UDR, Inc.	28,807,961
122,167	Ventas, Inc.	6,931,756
552,403	VICI Properties, Inc.	17,041,633
255,790	Washington Real Estate Investment Trust	6,213,139
227,160	Weyerhaeuser Company	8,977,363
		424,973,800

	TOTAL COMMON STOCKS (Cost $1,097,983,313)	849,237,727

	TOTAL INVESTMENTS - 99.6% (Cost $1,097,983,313)	$849,237,727
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	3,045,997
	NET ASSETS - 100.0%	$852,283,724

ADR	- American Depositary Receipt

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Forward Currency Contracts
							Unrealized
Units to Receive/Deliver		In Exchange For		US Dollar Value	Counterparty	Settlement Date	Appreciation/ (Depreciation)
						To Sell:
$(69,746)	EUR	$(75,163)	USD	$(74,859)	Brown Brothers Harriman	6/1/2022	$304
$(1,421,446)	GBP	$(1,798,840)	USD	$(1,791,250)	Brown Brothers Harriman	6/1/2022	7,590
	Total Unrealized:						$7,894

Currency Abbreviations:

EUR - Euro

GBP - British Pound

USD - U.S. Dollar

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 11.7%
	FIXED INCOME - 11.7%
5,000	Allspring Income Opportunities	$36,550
6,500	Apollo Tactical Income Fund, Inc.	84,045
310	BlackRock Core Bond Trust	3,664
917	BlackRock Corporate High Yield Fund, Inc.	9,482
482	BlackRock Credit Allocation Income Trust	5,562
1	BlackRock Limited Duration Income Trust	14
20,000	Blackstone / GSO Strategic Credit Fund	236,800
500	DoubleLine Income Solutions Fund	6,630
4,000	Eaton Vance Ltd. Duration Income Fund	42,440
38,014	First Trust High Income Long/Short Fund	485,820
20,000	Invesco Senior Income Trust	79,200
1,939	Neuberger Berman High Yield Strategies Fund	17,722
1	Nuveen Credit Strategies Income Fund	5
7,000	Nuveen Global High Income Fund	88,410
4,000	Nuveen Preferred & Income Term Fund	83,120
8,836	Nuveen Senior Income Fund	44,622
3,500	PGIM Global High Yield Fund, Inc.	43,925
6,873	PGIM High Yield Bond Fund, Inc.	93,816
100	Western Asset High Income Opportunity Fund, Inc.	426
		1,362,253

	TOTAL CLOSED END FUNDS (Cost $1,470,564)	1,362,253

	COMMON STOCKS — 68.4%
	AEROSPACE & DEFENSE - 0.4%
817	Mercury Systems, Inc.(a),(b)	48,865

	APPAREL & TEXTILE PRODUCTS - 1.0%
1,263	Canada Goose Holdings, Inc.(a),(b)	25,336
435	Carter’s, Inc.(a)	33,517
1,920	Figs, Inc.(b)	17,088
895	Skechers USA, Inc., Class A(a),(b)	35,262
		111,203

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 68.4% (Continued)
	ASSET MANAGEMENT - 0.7%
668	Hamilton Lane, Inc., Class A(a)	$46,459
188	LPL Financial Holdings, Inc.	36,884
		83,343
	AUTOMOTIVE - 0.3%
2,300	Tenneco, Inc., Class A(b)	39,813

	BANKING - 1.0%
1,112	Eagle Bancorp Montana, Inc.(a)	21,906
2,700	TriState Capital Holdings, Inc.(a),(b)	82,567
700	Umpqua Holdings Corporation	12,355
		116,828
	BEVERAGES - 0.3%
2,450	Primo Water Corporation(a)	35,084

	BIOTECH & PHARMA - 1.0%
200	Biohaven Pharmaceutical Holding Company Ltd.(b)	28,746
900	Sierra Oncology, Inc.(b)	49,303
1,302	TransMedics Group, Inc.(a),(b)	37,979
		116,028
	COMMERCIAL SUPPORT SERVICES - 0.9%
127	Avalara, Inc.(a),(b)	10,753
983	Clean Harbors, Inc.(a),(b)	91,812
		102,565
	CONTAINERS & PACKAGING - 0.2%
800	Intertape Polymer Group, Inc.	24,784

	DATA CENTER REIT - 1.2%
132	Equinix, Inc.	90,696
27,877	Keppel DC REIT	41,914
		132,610
	E-COMMERCE DISCRETIONARY - 0.8%
2,655	Leslie’s, Inc.(a),(b)	51,560
1,260	Revolve Group, Inc.(a),(b)	37,019
		88,579

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 68.4% (Continued)
	ELECTRICAL EQUIPMENT - 0.3%
673	BWX Technologies, Inc.(a)	$34,458

	ENGINEERING & CONSTRUCTION - 1.3%
3,392	Cellnex Telecom S.A.	153,017
643	Infrastrutture Wireless Italiane SpA	7,153
		160,170
	ENTERTAINMENT CONTENT - 1.0%
1,000	Activision Blizzard, Inc.(a)	77,879
223	Take-Two Interactive Software, Inc.(b)	27,808
		105,687
	FOOD - 0.6%
1,746	TreeHouse Foods, Inc.(a),(b)	71,796

	GAMING REIT - 0.9%
675	Gaming and Leisure Properties, Inc.	31,604
2,328	VICI Properties, Inc.	71,819
		103,423
	HEALTH CARE FACILITIES & SERVICES - 0.5%
100	LHC Group, Inc.(a),(b)	16,666
2,057	NeoGenomics, Inc.(a),(b)	17,320
861	Progyny, Inc.(a),(b)	27,216
		61,202
	HEALTH CARE REIT - 1.2%
56,801	Assura PLC	51,393
3,780	Global Medical REIT, Inc.(a)	49,140
400	Healthcare Trust of America, Inc.	12,020
660	Ventas, Inc.	37,448
		150,001
	HOME CONSTRUCTION - 0.4%
1,700	Cornerstone Building Brands, Inc.(a),(b)	41,735

	HOTEL REIT - 0.8%
173	Japan Hotel REIT Investment Corporation	89,778

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 68.4% (Continued)
	INDUSTRIAL REIT - 2.5%
615	Prologis, Inc.	$78,400
1,000	PS Business Parks, Inc.(a)	187,629
206	Rexford Industrial Realty, Inc.	13,157
166	Summit Industrial Income REIT	2,525
		281,711
	INDUSTRIAL SUPPORT SERVICES - 0.4%
696	Ritchie Bros Auctioneers, Inc.(a)	41,892

	INFRASTRUCTURE REIT - 0.4%
132	SBA Communications Corporation	44,433

	INSURANCE - 1.9%
200	Alleghany Corporation(b)	166,756
200	Willis Towers Watson PLC	42,214
		208,970
	INTERNET MEDIA & SERVICES - 0.4%
182	Fiverr International Ltd.(a),(b)	7,700
722	Marqeta, Inc.(b)	7,559
900	Twitter, Inc.(b)	35,641
		50,900
	LEISURE FACILITIES & SERVICES - 1.5%
900	Cineplex, Inc.(b)	9,185
3,691	Norwegian Cruise Line Holdings Ltd.(a),(b)	59,093
989	Red Rock Resorts, Inc., Class A(a)	38,304
648	Shake Shack, Inc., Class A(a),(b)	31,525
278	Sportradar Group A.G.(b)	2,610
111	Sweetgreen, Inc.(b)	2,029
460	Wingstop, Inc.(a)	36,644
		179,390
	MEDICAL EQUIPMENT & DEVICES - 0.8%
409	Axonics, Inc.(a),(b)	20,450
317	CareDx, Inc.(a),(b)	7,973
137	Inspire Medical Systems, Inc.(a),(b)	24,226

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 68.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.8% (Continued)
1,079	Silk Road Medical, Inc.(a),(b)	$35,844
		88,493
	METALS & MINING - 0.4%
1,400	Turquoise Hill Resources Ltd.(b)	39,298

	MULTI ASSET CLASS REIT - 1.3%
7,840	DigitalBridge Group, Inc.(b)	47,197
458	Dream Industrial Real Estate Investment Trust	5,145
2,669	Great Portland Estates PLC	22,064
31,439	Mapletree Commercial Trust	40,844
600	Preferred Apartment Communities, Inc., Class A	14,964
333	Segro PLC	4,650
903	Washington Real Estate Investment Trust	21,934
		156,798
	OFFICE OWNERS & DEVELOPERS - 0.1%
1,415	COIMA RES SpA	14,990

	OFFICE REIT - 1.7%
633	Alexandria Real Estate Equities, Inc.	105,046
684	Corporate Office Properties Trust	18,906
1,441	Easterly Government Properties, Inc.	28,287
755	Kilroy Realty Corporation	45,829
		198,068
	REAL ESTATE INVESTMENT TRUSTS - 1.6%
5,121	Americold Realty Trust, Inc.(a)	141,801
9	Mitsui Fudosan Logistics Park, Inc.	38,874
		180,675
	REAL ESTATE OWNERS & DEVELOPERS - 5.1%
5,762	CK Asset Holdings Ltd.	37,632
2,780	Deutsche Wohnen S.E.	76,654
11,691	Grainger PLC	45,524
11,305	Hongkong Land Holdings Ltd.	52,455
4,910	Instone Real Estate Group A.G.	67,455
12,290	Mitsubishi Estate Company Ltd.	182,265

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 68.4% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 5.1% (Continued)
13,289	Sirius Real Estate Ltd.	$19,392
2,788	TAG Immobilien A.G.	50,422
1,718	Vonovia S.E.	65,368
		597,167
	REAL ESTATE SERVICES - 1.3%
1,485	CBRE Group, Inc., Class A(b)	123,017
9,552	ESR Cayman Ltd.(b)	28,301
		151,318
	RENEWABLE ENERGY - 1.1%
2,100	Renewable Energy Group, Inc.(a),(b)	128,751

	RESIDENTIAL REIT - 4.9%
2,000	American Campus Communities, Inc.(a)	129,999
1,702	American Homes 4 Rent, Class A	62,906
109	Camden Property Trust	15,640
1,055	Canadian Apartment Properties REIT	41,284
1,625	Independence Realty Trust, Inc.	38,204
689	Sun Communities, Inc.	113,086
2,690	UDR, Inc.	128,582
3,428	UNITE Group PLC (The)	50,024
		579,725
	RETAIL - CONSUMER STAPLES - 1.2%
411	Five Below, Inc.(a),(b)	53,672
1,261	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	59,229
1,162	OptimizeRx Corporation(a),(b)	29,724
		142,625
	RETAIL - DISCRETIONARY - 0.5%
499	Designer Brands, Inc., Class A(a)	7,749
565	Driven Brands Holdings, Inc.(b)	16,351
900	Kohl’s Corporation(a)	36,289
		60,389
	RETAIL OWNERS & DEVELOPERS - 0.2%
15,626	Empiric Student Property PLC	18,490

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 68.4% (Continued)
	RETAIL REIT - 2.5%
793	Acadia Realty Trust	$15,590
2,300	Cedar Realty Trust, Inc.(a)	60,881
16,113	Link REIT	145,889
3,438	Retail Opportunity Investments Corporation	62,125
		284,485
	SELF-STORAGE REIT - 0.7%
1,019	CubeSmart	45,376
220	Extra Space Storage, Inc.	39,204
28	National Storage Affiliates Trust	1,469
		86,049
	SEMICONDUCTORS - 1.9%
800	Coherent, Inc.(a),(b)	216,768

	SOFTWARE - 15.0%
140	Alkami Technology, Inc.(b)	1,967
380	Alteryx, Inc., Class A(a),(b)	21,147
3,800	Anaplan, Inc.(a),(b)	249,279
113	AvidXchange Holdings, Inc.(b)	992
681	Black Knight, Inc.(a),(b)	46,247
1,005	Blackline, Inc.(a),(b)	73,586
162	Braze, Inc.(b)	5,417
222	C3.ai, Inc.(a),(b)	4,200
4,467	Cantaloupe, Inc.(a),(b)	23,407
3,200	CDK Global, Inc.	174,272
3,000	Cerner Corporation(a)	284,549
1,400	Change Healthcare, Inc.(b)	33,726
600	Citrix Systems, Inc.(a)	60,414
309	CS Disco, Inc.(b)	7,697
1,100	Datto Holding Corporation(b)	38,621
1,129	Domo, Inc.(a),(b)	35,993
1,208	Dynatrace, Inc.(a),(b)	45,505
5,448	eGain Corporation(a),(b)	49,740
221	Expensify, Inc.(b)	4,672
475	Guidewire Software, Inc.(a),(b)	37,972

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 68.4% (Continued)
	SOFTWARE - 15.0% (Continued)
635	Health Catalyst, Inc.(a),(b)	$9,303
2,348	Jamf Holding Corporation(a),(b)	60,438
598	JFrog Ltd.(a),(b)	11,153
1,300	Momentive Global, Inc.(b)	15,834
1,324	N-Able, Inc.(a),(b)	13,240
679	nCino, Inc.(a),(b)	22,183
913	Nutanix, Inc., Class A(a),(b)	14,791
529	Paycor HCM, Inc.(b)	12,971
263	Paylocity Holding Corporation(a),(b)	45,988
935	Phreesia, Inc.(a),(b)	16,961
1,149	Ping Identity Holding Corporation(a),(b)	21,716
112	Privia Health Group, Inc.(b)	2,684
50	Procore Technologies, Inc.(b)	2,275
1,231	PROS Holdings, Inc.(a),(b)	33,594
1,400	Sailpoint Technologies Holdings, Inc.(a),(b)	88,816
198	Signify Health, Inc.(b)	2,699
395	Sprinklr, Inc., Class A(b)	5,001
445	Sprout Social, Inc., Class A(a),(b)	22,664
1,446	Tenable Holdings, Inc.(a),(b)	72,734
425	Vertex, Inc., Class A(a),(b)	4,701
7,264	Zeta Global Holdings Corporation(a),(b)	57,749
		1,736,898
	SPECIALTY FINANCE - 0.9%
3,805	Ellington Financial, Inc.	58,939
48	Flywire Corporation(b)	927
2,232	International Money Express, Inc.(a),(b)	46,024
		105,890
	TECHNOLOGY HARDWARE - 0.2%
899	Pure Storage, Inc., Class A(a),(b)	21,333

	TECHNOLOGY SERVICES - 0.8%
1,600	Nielsen Holdings PLC(a)	40,897
641	Repay Holdings Corporation(a),(b)	7,980
751	Shift4 Payments, Inc.(a),(b)	34,283

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 68.4% (Continued)
	TECHNOLOGY SERVICES - 0.8% (Continued)
91	WEX, Inc.(a),(b)	$15,495
		98,655
	TELECOMMUNICATIONS - 1.0%
1,125	GDS Holdings Ltd. - ADR(b)	31,489
7,920	NEXTDC Ltd.(b)	62,567
400	Switch, Inc., Class A	13,500
200	Vonage Holdings Corporation(b)	3,874
		111,430
	TIMBER REIT - 1.2%
5,947	CatchMark Timber Trust, Inc., Class A	70,115
1,671	Weyerhaeuser Company	66,038
		136,153
	TRANSPORTATION & LOGISTICS - 1.2%
3,360	AFC Gamma, Inc.(a)	60,211
1,152	CryoPort, Inc.(a),(b)	29,318
987	Knight-Swift Transportation Holdings, Inc.(a)	48,008
200	Spirit Airlines, Inc.(b)	4,190
		141,727
	TRANSPORTATION EQUIPMENT - 0.6%
1,800	Meritor, Inc.(a),(b)	65,106

	WHOLESALE - DISCRETIONARY - 0.3%
854	IAA, Inc.(a),(b)	33,332

	TOTAL COMMON STOCKS (Cost $8,775,095)	7,919,861

	EXCHANGE-TRADED FUNDS — 6.8%
	EQUITY - 0.3%
1	ProShares UltraPro Short S&P 500(b)	16
2,001	ProShares UltraShort Russell2000(b)	33,497
		33,513

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 6.8% (Continued)
	FIXED INCOME - 6.5%
15,000	Invesco Senior Loan ETF			$316,049
6,001	iShares 0-5 Year High Yield Corporate Bond ETF			257,683
1	iShares Preferred & Income Securities ETF			35
7,001	ProShares UltraShort 20+ Year Treasury(b)			179,576
				753,343

	TOTAL EXCHANGE-TRADED FUNDS (Cost $781,717)			786,856

	OPEN END FUNDS — 0.6%
	FIXED INCOME - 0.6%
6,890	Easterly Income Opportunities Fund, Class R6(c)			71,997

	TOTAL OPEN END FUNDS (Cost $76,771)			71,997

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 5.6%
	ASSET MANAGEMENT — 3.0%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	6.3750	12/15/25	350,909

	AUTOMOTIVE — 2.6%
300,000	Ford Motor Credit Company, LLC	3.3500	11/01/22	299,544

	TOTAL CORPORATE BONDS (Cost $652,823)			650,453

	TOTAL INVESTMENTS - 93.1% (Cost $11,756,970)			$10,791,420
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.9%			823,190
	NET ASSETS - 100.0%			$11,614,610

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — (1.5)%
	ASSET MANAGEMENT - (0.6)%
(675)	Raymond James Financial, Inc.	$(66,481)

	BANKING - (0.1)%
(417)	Columbia Banking System, Inc.	(12,573)

	BIOTECH & PHARMA - (0.1)%
(1,597)	Sinovac Biotech Ltd.(d)	(10,333)

	ENTERTAINMENT CONTENT - (0.2)%
(154)	Take-Two Interactive Software, Inc.	(19,178)

	HEALTH CARE REIT - (0.1)%
(300)	Healthcare Realty Trust, Inc.	(8,721)

	SEMICONDUCTORS - (0.4)%
(728)	II-VI, Inc.	(45,500)

	EXCHANGE-TRADED FUNDS — (7.1)%
	EQUITY - (7.1)%
(1,602)	iShares Russell 2000 ETF	(296,867)
(2,361)	iShares Russell 2000 Growth ETF	(520,529)
		(817,396)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $755,218)	$(980,182)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	All or a portion of security segregated as collateral for short sales.

(b)	Non-income producing security.

(c)	Affiliated investment.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Forward Currency Contracts
							Unrealized
Units to Receive/Deliver		In Exchange For		Counterparty	Settlement Date	US Dollar Value	Appreciation/ (Depreciation)
To Sell:
$(4,026)	GBP	$(5,095)	USD	Brown Brothers Harriman	6/1/2022	$(5,074)	$21
	Total Unrealized:						$21

Currency Abbreviations:

GBP - British Pound

USD - U.S. Dollar

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 86.8%
	EQUITY - 86.8%
120,000	SPDR S&P 500 ETF Trust					$49,551,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,660,897)					49,551,600

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 2.3%
	PUT OPTIONS PURCHASED - 2.3%
125	S&P 500 Index	PER	06/17/2022	$4,000	$51,651,875	$553,125
130	S&P 500 Index	PER	06/30/2022	4,000	53,717,950	865,150
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,762,140)					1,418,275

	TOTAL INVESTMENTS - 89.1% (Cost $45,423,037)					$50,969,875
	CALL OPTIONS WRITTEN - (1.0)% (Proceeds - $533,832)					(577,520)
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $653,480)					(376,075)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.4%					7,051,580
	NET ASSETS - 100.0%					$57,067,860

		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (1.0)%
	CALL OPTIONS WRITTEN - (1.0)%
200	SPDR S&P 500 ETF Trust	PER	06/10/2022	$400	$8,258,600	$307,600
70	SPDR S&P 500 ETF Trust	PER	06/10/2022	415	2,890,510	38,920
1,000	SPDR S&P 500 ETF Trust	PER	06/30/2022	435	41,293,000	231,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $533,832)					577,520

		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (0.5)%
	PUT OPTIONS WRITTEN- (0.5)%
35	S&P 500 Index	PER	06/17/2022	$3,710	$14,462,525	$25,375
90	S&P 500 Index	PER	06/17/2022	3,750	37,189,350	84,600
15	S&P 500 Index	PER	06/30/2022	3,625	6,198,225	17,700
115	S&P 500 Index	PER	06/30/2022	3,750	47,519,725	248,400
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $653,479)					376,075

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

PER	- Pershing

(a)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

	TOTAL RETURN SWAPS - (4.5) %
Notional Amount	Description and Payment Frequency	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate (%)	Unrealized Gain/(Loss)
$21,966,860	Monthly - SPDR SP 500 ETF Trust	47,000	Goldman Sachs	12/09/2022	Pay	0.8300	$(2,559,150)

*	Variable rate is Federal Funds Rate plus 0.55%